Income tax - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Balance at beginning of the year	¥ 260,535	¥ 252,481	¥ 229,181
Additions	36,234	30,101	46,643
Reversals	(26,306)	(22,047)	(23,343)
Balance at end of the year	¥ 270,463	¥ 260,535	¥ 252,481